Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Noncancelable Leases) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2017	¥ 92,917
Fiscal year ending March 31, 2018	78,192
Fiscal year ending March 31, 2019	63,974
Fiscal year ending March 31, 2020	57,503
Fiscal year ending March 31, 2021	54,929
Fiscal year ending March 31, 2022 and thereafter	365,739
Total minimum lease payments	713,254 [1]
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2017	5,097
Fiscal year ending March 31, 2018	3,418
Fiscal year ending March 31, 2019	2,328
Fiscal year ending March 31, 2020	1,512
Fiscal year ending March 31, 2021	1,147
Fiscal year ending March 31, 2022 and thereafter	4,172
Total minimum lease payments	17,674
Amount representing interest	(2,568)
Present value of minimum lease payments	15,106
MUFG's Subsidiaries [Member]
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Total minimum lease payments	¥ 30,832
Future commencement date of non-cancelable operating lease agreement entered into	2016-04

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,832 million under these commitments have been included in the above.